The following table summarizes changes in the number of outstanding stock options under the 2011 Plan over the period December 31, 2020 to September 30, 2021: (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Options, Outstanding - Beginning	1,173,190	1,130,472	1,380,492
Weighted average exercise price per share, Outstanding - Beginning	$ 6.52	$ 7.28	$ 7.56
Weighted average remaining contractual term in years, Outstanding	3 years 1 month 20 days	3 years 4 months 6 days	3 years 5 months 23 days	4 years 2 months 5 days
Options, Awarded		191,301	100,769
Weighted average exercise price per share, Awarded		$ 5.10	$ 2.69
Options, Exercised	(799,390)	(8,000)	(151,950)
Weighted average exercise price per share, Exercised	$ 4.70	$ 2.64	$ 4.08
Options, Forfeited	(373,800)	(140,583)	(198,839)
Weighted average exercise price per share, Forfeited	$ 10.43	$ 10.90	$ 9.33
Options, Outstanding - Ending		1,173,190	1,130,472	1,380,492
Weighted average exercise price per share, Outstanding - Ending		$ 6.52	$ 7.28	$ 7.56
Options, Exercisable		877,926
Weighted average exercise price per share, Exercisable		$ 7.20
Weighted average remaining contractual term in years, Exercisable	2 years 8 months 19 days	2 years 7 months 2 days
Options, Expected to vest		1,173,190
Weighted average exercise price per share, Expected to vest		$ 6.52
Weighted average remaining contractual term in years, Options, Expected to vest	3 years 1 month 20 days	3 years 4 months 6 days